Fair Value Measurement (Details 1) - Level 3 [Member] - Warrants [Member] - Fair value recurring [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	$ 115,721	$ 1,070,940
Change in unrealized appreciation (depreciation)	87,599	(955,219)
Ending Balance	203,320	115,721
Net change in unrealized depreciation relating to investments still held at December 31, 2018	$ 87,599	$ (955,219)